Pension and Other Post-retirement Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of defined contribution plans [Abstract]
Contributions paid	$ 277	$ 247	$ 232